Treasury shares - Schedule of Treasury Shares (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity [abstract]
Beginning Balance	£ 79	£ 72
Purchase of treasury shares		27
Release of treasury shares	(18)	(20)
Ending Balance	£ 61	£ 79
Beginning Balance	7,719	6,705
Purchase of treasury shares		3,000
Release of treasury shares	(1,725)	(1,986)
Ending Balance	5,994	7,719